Shareholders' Equity - Summary of Reconciliation of Common Shares Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Exercise of common share options	135,888	136,666	18,283
Vesting of RSUs	93,244	7,331
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Common Shares outstanding, Beginning balance	19,429,848	16,085,851
Issued for cash	3,699,997	3,200,000
Exercise of common share options	135,888	136,666
Vesting of RSUs	93,244	7,331
Common shares outstanding, Ending balance	23,358,977	19,429,848	16,085,851